INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

		Software,
		licences and
		other
	Spectrum	intangible	Projects under
	licences	assets	development	Total
Cost:

Balance as of December 31, 2016	$1,006,910	$764,620	$17,975	$1,789,505
Additions	—	72,509	59,745	132,254
Net change in additions financed with accounts payable	—	14,064	12,314	26,378
Reclassification	—	30,775	(30,775)	—
Retirements and other	(283,374)	(7,526)	—	(290,900)
Balance as of December 31, 2017	723,536	874,442	59,259	1,657,237
Additions	—	97,725	92,491	190,216
Net change in additions financed with accounts payable	—	(3,777)	67,364	63,587
Reclass held for sale	—	(5,074)	—	(5,074)
Reclassification	—	53,420	(49,397)	4,023
Retirements and disposal	—	(12,725)	(9,001)	(21,726)
Balance as of December 31, 2018	$723,536	$1,004,011	$160,716	$1,888,263

		Software,
		licences and	Projects
	Spectrum	other intangible	under
	licences	assets	development	Total
Accumulated amortization:

Balance as of December 31, 2016	$(247,664)	$(418,584)	$—	$(666,248)
Amortization	—	(84,462)	—	(84,462)
Retirement, disposals and other	—	1,445	—	1,445
Balance as of December 31, 2017	(247,664)	(501,601)	—	(749,265)
Amortization	—	(88,746)	—	(88,746)
Reclassification to held for sale	—	3,516	—	3,516
Retirement, disposals and other	—	5,831	—	5,831
Balance as of December 31, 2018	$(247,664)	$(581,000)	$—	$(828,664)

Net carrying amount:

As of December 31, 2017	475,872	372,841	59,259	907,972
As of December 31, 2018	$475,872	$423,011	$160,716	$1,059,599